CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit (loss) for the year	$ 524,190	$ (13,044)	$ (119,853)	[1]
Items of other comprehensive income that were or will be reclassified to profit and loss
Foreign currency translation differences for foreign operations	4,019	(4,656)	(6,382)
Items of other comprehensive income that would never be reclassified to profit and loss
Net change in fair value of investments in equity instruments at fair value through other comprehensive income, net of tax	563	(294)	(2,603)
Defined benefit pension plans actuarial gains (losses), net of tax	174	(5,697)	2,049
Other comprehensive income for the year, net of tax	4,756	(10,647)	(6,936)
Total comprehensive income for the year	528,946	(23,691)	(126,789)
Attributable to:.
Owners of the Company	523,815	(28,148)	(131,710)
Non-controlling interests	5,131	4,457	4,921
Total comprehensive income for the year	$ 528,946	$ (23,691)	$ (126,789)

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.